Schedule of Investment Company Financial Highlights (Details) - $ / shares		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024	[2]	Dec. 31, 2023 [2]
Investment Company [Abstract]
Net asset value per share at beginning of period		$ 3.90	[1]	$ 5.96	[1]	$ 6.07	[1],[2]	$ 3.37	[1],[2]	$ 3.37	[1]	$ 0.33
Net investment loss		(0.03)	[1]	(0.03)	[1]	(0.07)	[1]	(0.06)	[1]	(0.12)		(0.01)
Net change in realized and unrealized appreciation (depreciation) on investment in SOL		1.01	[1]	(1.46)	[1]	(1.12)	[1]	1.16	[1]	2.82		3.05
Net increase (decrease) in net assets resulting from operations		0.98	[1]	(1.49)	[1]	(1.19)	[1]	1.10	[1]	2.70		3.04
Net asset value per share at end of period	[1]	$ 4.88		$ 4.47		$ 4.88		$ 4.47		$ 6.07		$ 3.37
Total return		25.13%	[1],[3]	(25.00%)	[1],[3]	(19.60%)	[1],[3]	32.64%	[1],[3]	80.12%		922.42%
Ratios to average net asset value, expenses		10.99%	[1],[4]	10.17%	[1],[4]	11.08%	[1],[4]	10.32%	[1],[4]	10.38%		7.79%
Ratios to average net asset value, net investment loss		(2.68%)	[1],[4]	(2.74%)	[1],[4]	(2.61%)	[1],[4]	(2.73%)	[1],[4]	(2.68%)		(2.99%)

[1]	Shares have been adjusted retroactively to reflect the 15:1 stock split effective June 5, 2024. See Note 2.
[2]	Shares have been adjusted retroactively to reflect the 15:1 stock split effective June 5, 2024 and the 1:20 reverse stock split effective March 24, 2023. See Note 2.
[3]	Not annualized.
[4]	Annualized.